Related Party Transactions	12 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 12 – RELATED PARTY TRANSACTIONS

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company

Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen and Caiyuan He	Relatives of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity Investee - 13% of the ownership
Guangdong Dogness Biotechnology Co., Ltd.	Relate to one of the Company’s shareholders

(1)	Due to related party

As of June 30, 2020 and 2019, due to related parties consist of the following:

	As of June 30,
	2020	2019
Mr. Silong Chen	$25,462	$-

Mr. Silong Chen periodically provides working capital loans to support the Company’s operations when needed. Such advance was non-interest bearing and due on demand.

(2)	Loan guarantee provided by related parties

In connection with the Company’s bank borrowings, Mr. Silong Chen pledged his personal assets as collateral and signed guarantee agreements to provide guarantee to the Company’s short-term bank loans. Related parties, Mr. Junqiang Chen and Ms. Caiyuan He, the relatives of Mr. Silong Chen, also jointly provided guarantee to the Company’s borrowings from ICBC bank (See Note 9).

(3)	Sales to related parties

Revenue from related parties consisted of the following:

	For the years ended June 30,
Name	2020	2019	2018
Linsun	$72,987	$185,126	$-
Dogness Network	836,664	143,441	-
Total	$909,651	$328,567	$-

Cost of revenue associated with the sales to these two related parties amounted to $633,132, $202,606 and Nil for the years ended June 30, 2020, 2019 and 2018, respectively.

(4)	Accounts receivable from related parties

Accounts receivable from related parties consisted of the following:

	As of June 30,
Accounts receivable - related parties:	2020	2019
-Linsun	$-	$92,563
-Dogness Network	559,465	152,201
Total	$559,465	$244,764

As of June 30, 2020, total accounts receivable from these two related parties amounted to $559,465, among which $434,098 has been collected as of the date of this report.

(5)	Accounts payable to related parties

Accounts payables to related parties consisted of the following

	As of June 30,
Accounts payable - related parties:	2020	2019
-Linsun	$301,555	$-
-Dogness Network	3,660	-
Total	$305,215	$-

(6)	Purchase from related parties

During the year ended June 30, 2020, the Company also purchased certain pet product components and parts, such as smart pet water and food feeding devices, from Linsun and Dogness Network. Total purchases from Linsun and Dogness Network amounted to $2,191,458 and $3,362 in fiscal 2020, respectively.

During the year ended June 30, 2020, the Company also purchased total of $205,328 pet shampoo from Guangdong Dogness Biotechnology Co., Ltd., an entity related to one of the Company’s shareholders.

(7)	Lease arrangement with related party

On January 2, 2020, Dongguan Jiasheng signed a lease agreement with Linsun, which enabled Linsun to lease part of Dongguan Jiasheng’s new production facilities of approximately 8,460 square meters for ten years. Annual lease payment from Linsun amounted to approximately $230,000 and is subject to 15% increase every three years. For the year ended June 30, 2020, the Company recorded rent income of $89,411 as other income through leasing the manufacturing facilities to Linsun.